RESTRUCTURING	12 Months Ended
Jan. 01, 2023
Restructuring and Related Activities [Abstract]
RESTRUCTURING	RESTRUCTURING
Maxeon’s Restructuring Plans
May 2021 Restructuring Plan
In fiscal year 2021, the Company adopted a restructuring plan to reduce costs and focus on improving cash flow, primarily related to the closure of a France-based manufacturing facility in Toulouse. The Company expects less than 40 employees to be affected in connection with this restructuring plan. This represents a mixture of manufacturing and non-manufacturing employees. The restructuring activities is completed in fiscal year 2022.
June 2022 Restructuring Plan
In fiscal year 2022, the Company adopted a restructuring plan to reduce costs and focus on improving cash flow, primarily related to the closure of our module factory in Porcelette, France. The Company expects less than 30 employees to be affected in connection with this restructuring plan. This represents a mixture of manufacturing and non-manufacturing employees. The restructuring activities is expected to be completed by fiscal year 2023.
The following table summarizes the period-to-date restructuring charges by plan recognized in our Consolidated and Combined Statements of Operations:

	Fiscal Year Ended
(In thousands)	January 1, 2023	January 2, 2022	January 3, 2021
May 2021 Restructuring Plan:
Severance and benefits	(475)	4,313	—
Cost of disposal and retirement of property, plant and equipment	60	252	—
Total May 2021 Restructuring Plan	(415)	4,565	—
June 2022 Restructuring Plan:
Severance and benefits	1,981	—	—
Cost of disposal and retirement of property, plant and equipment	599	—	—
Total June 2022 Restructuring Plan	2,580	—	—
Other Restructuring:
Severance and benefits	—	1,077	—
Cost of disposal and retirement of property, plant and equipment	(47)	2,440	—
Other costs(1)	—	2	—
Total Other Restructurings	(47)	3,519	—
Total restructuring charges	$2,118	$8,084	$—
(1)Other costs primarily represent associated legal and advisory services, and costs of relocating employees.
The following table summarizes the restructuring reserve movements during fiscal year 2022:

(In thousands)	January 2, 2022	(Credits) Charges	(Payments) Recovery	January 1, 2023
May 2021 Restructuring Plan:
Severance and benefits	$1,177	$(475)	$(660)	$42
Cost of disposal and retirement of property, plant and equipment	—	60	(60)	—
Total May 2021 Restructuring Plan	1,177	(415)	(720)	42
June 2022 Restructuring Plan:
Severance and benefits	—	1,981	(1,460)	521
Cost of disposal and retirement of property, plant and equipment	—	599	(599)	—
Total June 2022 Restructuring Plan	—	2,580	(2,059)	521
Other Restructuring:
Cost of disposal and retirement of property, plant and equipment	—	(47)	47	—
Total Other Restructurings	—	(47)	47	—

Total restructuring charges	$1,177	$2,118	$(2,732)	$563